UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10499

Name of Fund: BlackRock California Municipal 2018 Term Trust (BJZ)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock California Municipal 2018 Term Trust (BJZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 92.5%

California — 92.5%
County/City/Special District/School District — 20.3%
Anaheim California Public Financing Authority, RB, Water System Project, 5.00%, 10/01/18(a)	$1,000	$1,000,000
City & County of San Francisco Redevelopment Agency, RB, Notre Dame Apartments, M/F, Series G, AMT, VRDN, 1.57%, 12/01/33(b)	300	300,000
City & County of San Francisco California, RB, VRDN, M/F, 1601 Mariposa Apartments(b):
Series B1, 1.36%, 07/01/57	2,200	2,200,000
Series B2 (Bank Of America NA), 1.36%, 07/01/57	1,000	1,000,000
City & County of San Francisco Redevelopment Agency, Special Tax, VRDN, Community Facility District No.4, 1.35%, 08/01/32(b)	2,575	2,575,000
County of Orange California Water District, COP, Refunding, Series A (Citibank NA LOC), 1.29%, 08/01/42(b)	4,000	4,000,000
County of Riverside California Asset Leasing Corp., Refunding RB, VRDN, Southwest Justice, Series A (AGC) (Wells Fargo Bank LOC), 1.36%, 11/01/32(b)	3,000	3,000,000
Otay Water District, COP, VRDN, Capital Projects, 1.70%, 09/01/26(b)	1,300	1,300,000
Placentia-Yorba Linda Unified School District, COP, Refunding Series A (AGM), 4.00%, 10/01/18	160	160,000
San Francisco City & County Airport Comm-San Francisco International Airport, ARB, VRDN, Series B, 1.35%, 05/01/58(b)	4,000	4,000,000

		19,535,000
Education — 12.8%
Abag Finance Authority for Nonprofit Corps, RB, VRDN, Series A(b):
M/F, Lakeside Village Apartments, 1.28%, 10/01/46	3,000	3,000,000
Sharp HealthCare, 1.30%, 08/01/24	1,380	1,380,000
California Educational Facilities Authority, Refunding RB, VRDN, California Institute of Technology, Series B, 1.22%, 10/01/36(b)	4,000	4,000,000

Security	Par (000)	Value
Education (continued)
University of California, Refunding RB, Series A:
4.00%, 11/01/18	$3,000	$3,005,640
5.00%, 11/01/18	900	902,412

		12,288,052
Health — 3.5%
California Health Facilities Financing Authority, RB, Scripps Health, Series A, 5.00%, 10/01/18	750	750,000
California Statewide Communities Development Authority, RB, The Village at Hesperia Apartments, M/F, Series CCC, AMT, VRDN, 1.55%, 11/15/39(b)	2,300	2,300,000
Union City Community Redevelopment Agency, Refunding, Tax Allocation Bonds, Series A, 4.00%, 10/01/18	350	350,000

		3,400,000
State — 5.9%
State of California, GO, Refunding:
3.00%, 11/01/18	1,700	1,701,836
VRDN, Series B, Sub-Series B-1 (Mizuho Bank Ltd. LOC), 1.24%, 05/01/40(b)	4,000	4,000,000

		5,701,836
Transportation — 14.5%
Bay Area Toll Authority, Refunding RB, VRDN(b):
2014 Remarketing, Series E1, 1.28%, 04/01/45	2,500	2,500,000
Series C2 (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.28%, 04/01/47	1,500	1,500,000
County of San Diego Regional Transportation Commission, Refunding RB, VRDN(b):
Series A, 1.35%, 04/01/38	1,000	1,000,000
Series C, 1.23%, 04/01/38	1,000	1,000,000
Sacramento Transportation Authority, Refunding RB, VRDN, Measure A Sales Tax Revenue, Series A, 1.23%, 10/01/38(b)	4,000	4,000,000

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock California Municipal 2018 Term Trust (BJZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Santa Clara Valley Transportation Authority, Refunding RB, VRDN, Measure A, Series D, 1.30%, 04/01/36(b)	$4,000	$4,000,000

		14,000,000
Utilities — 35.5%
California Infrastructure & Economic Development Bank, Refunding RB, VRDN, Pacific Gas & Electric Co., Series A (Union Bank NA LOC), 1.60%, 11/01/26(b)	4,000	4,000,000
California Municipal Finance Authority, RB, VRDN, Chevron USA, Inc. Project, Series A, 1.34%, 11/01/35(b)	740	740,000
City of Richmond California Wastewater Revenue, Refunding RB, VRDN, Series A (Barclays Bank PLC), 1.35%, 08/01/37(b)	3,810	3,810,000
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series D, 3.00%, 11/01/18	2,000	2,002,300
City of Tulare California Sewer Revenue, Refunding RB, (AGM), 4.00%, 11/15/18	315	315,869
County of Los Angeles California Sanitation Districts Financing Authority, Refunding RB, Series A, 3.00%, 10/01/18	3,000	3,000,000
Eastern Municipal Water District, Refunding RB, VRDN, Sub-Series B, 1.33%, 07/01/38(b)	4,000	4,000,000
Irvine Ranch Water District, Special Assessment Bonds, VRDN, Series B (Bank of America NA), 1.35%, 10/01/41(b)	1,900	1,900,000
Los Angeles Department of Water & Power Power System Revenue, Refunding RB, VRDN, Sub-Series B-8, 1.30%, 07/01/34(b)	4,000	4,000,000

Security	Par (000)	Value
Utilities (continued)
Metropolitan Water District of Southern California, Refunding RB, VRDN, Series A-2, 1.29%, 07/01/35(b)	$3,985	$3,985,000
Northern California Power Agency, Refunding RB, VRDN, Hydroelectric Project Number One, Series A (Bank of Montreal LOC), 1.26%, 07/01/32(b)	2,000	2,000,000
Stockton East Water District California, COP, Refunding, Series B (NPFGC), 0.00%, 04/01/19(c)	4,590	4,469,742

		34,222,911

		52,275,432
Total Municipal Bonds in California		89,147,799

Total Long Term Investments — 92.5% (Cost — $89,140,601)		89,147,799

	Shares
Short-Term Securities — 7.3%

Commercial Paper — 7.3%
State of California Department of Water Resources, Series 2, 1.70%,	4,000,000	4,000,000
University of California, 1.58%,	3,000,000	3,000,000

Total Commercial Paper — 7.3% (Cost — $7,000,000)		7,000,000

Short-Term Investment Fund — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.39%(d)(e)	13,293	13,294

Total Short-Term Investment Fund — 0.0% (Cost — $13,294)		13,294

Total Short-Term Securities — 7.3% (Cost — $7,013,294)		7,013,294

Total Investments — 99.8% (Cost — $96,153,895)		96,161,093
Other Assets Less Liabilities — 0.2%		215,799

Net Assets Applicable to Common Shares — 100.0%		$96,376,892

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Zero-coupon bond.
(d)	Annualized 7-day yield as of period end.

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Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock California Municipal 2018 Term Trust (BJZ)

(e)

During the period ended September 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,961,142	(1,947,849)	13,293	$13,294	$16,964	$1,024	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

COP — Certificates of Participation

GO — General Obligation Bonds

LOC — Letter of Credit

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

VRDN — Variable Rate Demand Notes

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparent of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock California Municipal 2018 Term Trust (BJZ)

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$89,147,799	$—	$89,147,799
Short-Term Securities	13,294	7,000,000	—	7,013,294

	$13,294	$96,147,799	$—	$96,161,093

(a)	See above Schedule of Investments for values in each sector.

During the period ended September 30, 2018, there were no transfers between levels.

4

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal 2018 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal 2018 Term Trust

Date: November 19, 2018